Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax
Schedule of deferred tax assets
	2023	2022
Deferred tax assets:
Net operating loss carryover	$4,989,300	$4,570,400
Accrued related party payroll	11,000	17,300
Valuation allowance	(5,000,300)	(4,587,700)
Net deferred tax asset	$-	$-

Schedule of income tax provision
	2023	2022
Book income	$(550,900)	$(354,400)
Related party accrued payroll	11,000	17,300
(Gain) Loss on debt settlement	16,900	44,000
Stock for services and compensation	97,100	101,500
Interest amortization	6,900	3,500
Inventory write-off	-	-
Property and equipment write-off	-	-
Other non-deductible	-	(169,800)
Valuation allowance	419,000	357,900
Income tax expense	$-	$-